Consolidated Income Statement - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Profit (loss) [abstract]
Revenue	$ 2,830.0	$ 2,704.5
Cost of sales	1,953.1	1,893.3
Gross profit	876.9	811.2
Research and development expenses	114.9	111.0
Selling, general and administrative expenses	380.8	364.4
Other gains – net	(37.4)	(12.7)
After tax share in profit of equity accounted investees	(42.4)	(51.7)
Restructuring, integration and acquisition costs	0.0	35.5
Operating profit	461.0	364.7
Finance expense – net	76.2	72.4
Earnings before income taxes	384.8	292.3
Income tax expense	29.1	35.2
Earnings from continuing operations	355.7	257.1
Loss from discontinued operations	0.0	(0.5)
Net income	355.7	256.6
Attributable to:
Equity holders of the Company	347.0	251.5
Non-controlling interests	$ 8.7	$ 5.1
Basic earnings per share [abstract]
Basic – continuing operations (in dollars per share)	$ 1.29	$ 0.94
Diluted earnings per share [abstract]
Diluted – continuing operations (in dollars per share)	$ 1.29	$ 0.93